[LOGO: HARRIS INSIGHT FUNDS]

                   HARRIS INSIGHT GOVERNMENT MONEY MARKET FUND

                                 Service Shares
                                    N Shares
                              Institutional Shares

                        Supplement dated February 2, 2004
     to the Harris Insight Money Market Funds Prospectuses dated May 1, 2003

The following supplements the disclosure in the Prospectuses under the section entitled "Investment Approach" for the Harris Insight Government Money Market Fund.

         The Fund invests in U.S. Treasury securities whose interest and principal payments are backed by the full faith and credit of the U.S. government and securities issued by U.S. government agencies and instrumentalities whose interest and principal payments may be supported by the full faith and credit of the U.S. Treasury (such as Government National Mortgage Association participation certificates).

         The Fund also invests in securities whose interest and principal payments are not backed by the full faith and credit of the U.S. government and may be supported by the limited authority of the issuer to borrow from the U.S. Treasury (such as securities of the Federal Home Loan Bank); the discretionary authority of the U.S. government to purchase certain obligations (such as securities of the Federal National Mortgage Association); or the credit of the issuer only.

                                    * * * * *

For the Institutional Shares prospectus only, the following text replaces in its entirety the corresponding paragraph regarding investment minimums on page 18 under the section entitled "Shareholder Services - How To Buy Shares."

         The Harris Insight Funds' Institutional Shares requires a minimum investment of $250,000 to initiate an investment program. This minimum investment is waived for directors, trustees, officers and employees of the Funds, HIM, Harris Trust and its affiliated banks, the distributor and HIM's other investment advisory clients. This minimum investment is also waived for (a) rollover accounts from existing clients of HIM or Harris Trust for which retirement plan services are currently provided; and (b) certain mutual fund wrap programs that offer asset allocation services and whose clients will, in the aggregate, invest at least $250,000. At the discretion of Fund management, advisory clients accounts may be aggregated to meet the minimum requirement.

Please retain for future reference.

                                                                        HIF-1594

                          [LOGO: HARRIS INSIGHT FUNDS]


                              HARRIS INSIGHT FUNDS

                                    A Shares
                                    B Shares
                                    N Shares

                        Supplement dated February 2, 2004
                       to the Prospectus dated May 1, 2003

                         HARRIS INSIGHT CORE EQUITY FUND
                    HARRIS INSIGHT SMALL-CAP OPPORTUNITY FUND


The Board of Trustees of the Harris Insight Funds Trust has approved a reduction in the contractual investment advisory fees payable to Harris Investment Management, Inc. ("HIM") by the Harris Insight Core Equity Fund and the Harris Insight Small-Cap Opportunity Fund. Effective February 1, 2004, the annual rate of the contractual investment advisory fee payable by the Core Equity Fund is reduced from 0.90% to 0.70% of the Fund's average daily net assets and the annual rate of the contractual investment advisory fee payable by the Small-Cap Opportunity Fund is reduced from 1.00% to 0.75% of the Fund's average daily net assets.

                                    * * * * *


                HARRIS INSIGHT INTERMEDIATE GOVERNMENT BOND FUND
                   HARRIS INSIGHT GOVERNMENT MONEY MARKET FUND

The following supplements the disclosure in the Prospectus under the section entitled "Investment Approach" for each Fund.

         The Fund invests in U.S. Treasury securities whose interest and principal payments are backed by the full faith and credit of the U.S. government and securities issued by U.S. government agencies and instrumentalities whose interest and principal payments may be supported by the full faith and credit of the U.S. Treasury (such as Government National Mortgage Association participation certificates).

         The Fund also invests in securities whose interest and principal payments are not backed by the full faith and credit of the U.S. government and may be supported by the limited authority of the issuer to borrow from the U.S. Treasury (such as securities of the Federal Home Loan Bank); the discretionary authority of the U.S. government to purchase certain obligations (such as securities of the Federal National Mortgage Association); or the credit of the issuer only.

                                    * * * * *

                                                                        HIF-1294

                      HARRIS INSIGHT EMERGING MARKETS FUND
                        HARRIS INSIGHT INTERNATIONAL FUND
                    HARRIS INSIGHT SMALL-CAP OPPORTUNITY FUND
                       HARRIS INSIGHT SMALL-CAP VALUE FUND


The following text replaces in its entirety the corresponding paragraph on page 45 regarding waivers of redemption fees under the section entitled "Shareholder Services - How To Sell Shares - Redemption Fee - For A Shares and N Shares only."

         The redemption fee does not apply to any shares purchased through the reinvestment of dividends or capital gains. Upon satisfactory documentation confirming eligibility for a waiver, the redemption fee will be waived for any redemption due to: (a) the death or disability of the accountholder after the date of purchase; (b) compliance with a court order; (c) termination or dissolution of a qualified retirement plan; or (d) hardship withdrawal under applicable laws and regulations.

         If you believe you qualify for a waiver from the redemption fee, you will need to provide documentation to the Funds. For more information, you should contact your financial institution or professional, or the Funds directly at 800.982.8782.

Please retain for future reference.

                           [LOGO: HARRIS INSIGHT FUND]


                              HARRIS INSIGHT FUNDS

                              Institutional Shares

                        Supplement dated February 2, 2004
                       to the Prospectus dated May 1, 2003

The following text replaces in its entirety the corresponding paragraph regarding investment minimums on page 35 of the Prospectus under the section entitled "Shareholder Services - How To Buy Shares."

         The Harris Insight Funds' Institutional Shares requires a minimum investment of $250,000 to initiate an investment program. This minimum investment is waived for directors, trustees, officers and employees of the Funds, HIM, Harris Trust and its affiliated banks, the distributor and HIM's other investment advisory clients. This minimum investment is also waived for (a) rollover accounts from existing clients of HIM or Harris Trust for which retirement plan services are currently provided; and (b) certain mutual fund wrap programs that offer asset allocation services and whose clients will, in the aggregate, invest at least $250,000. At the discretion of Fund management, advisory clients accounts may be aggregated to meet the minimum requirement.

                                                     * * * * *

                         HARRIS INSIGHT CORE EQUITY FUND
                    HARRIS INSIGHT SMALL-CAP OPPORTUNITY FUND


The Board of Trustees of the Harris Insight Funds Trust has approved a reduction in the contractual investment advisory fees payable to Harris Investment Management, Inc. ("HIM") by the Harris Insight Core Equity Fund and the Harris Insight Small-Cap Opportunity Fund. Effective February 1, 2004, the annual rate of the contractual investment advisory fee payable by the Core Equity Fund is reduced from 0.90% to 0.70% of the Fund's average daily net assets and the annual rate of the contractual investment advisory fee payable by the Small-Cap Opportunity Fund is reduced from 1.00% to 0.75% of the Fund's average daily net assets.

                                    * * * * *

                                                                        HIF-1194

                HARRIS INSIGHT INTERMEDIATE GOVERNMENT BOND FUND
                   HARRIS INSIGHT GOVERNMENT MONEY MARKET FUND

The following supplements the disclosure in the Prospectus under the section entitled "Investment Approach" for each Fund.

                  The Fund invests in U.S. Treasury securities whose interest and principal payments are backed by the full faith and credit of the U.S. government and securities issued by U.S. government agencies and instrumentalities whose interest and principal payments may be supported by the full faith and credit of the U.S. Treasury (such as Government National Mortgage Association participation certificates).

                  The Fund also invests in securities whose interest and principal payments are not backed by the full faith and credit of the U.S. government and may be supported by the limited authority of the issuer to borrow from the U.S. Treasury (such as securities of the Federal Home Loan Bank); the discretionary authority of the U.S. government to purchase certain obligations (such as securities of the Federal National Mortgage Association); or the credit of the issuer only.

                                    * * * * *



                      HARRIS INSIGHT EMERGING MARKETS FUND
                        HARRIS INSIGHT INTERNATIONAL FUND
                    HARRIS INSIGHT SMALL-CAP OPPORTUNITY FUND
                       HARRIS INSIGHT SMALL-CAP VALUE FUND


The following text replaces in its entirety the corresponding paragraph on page 37 regarding waivers of redemption fees under the section entitled "Shareholder Services - How To Sell Shares - Redemption Fee - Contingent Redemption Fee".

         The redemption fee does not apply to any shares purchased through the reinvestment of dividends or capital gains. Upon satisfactory documentation confirming eligibility for a waiver, the redemption fee will be waived for any redemption due to: (a) the death or disability of the accountholder after the date of purchase; (b) compliance with a court order; (c) termination or dissolution of a qualified retirement plan; or (d) hardship withdrawal under applicable laws and regulations.

         If you believe you qualify for a waiver from the redemption fee, you will need to provide documentation to the Funds. For more information, you should contact your financial institution or professional, or the Funds directly at 800.982.8782.

Please retain for future reference.

                          [LOGO: HARRIS INSIGHT FUNDS]


                       HARRIS INSIGHT HIGH YIELD BOND FUND
                              Institutional Shares

                        Supplement dated February 2, 2004
                       to the Prospectus dated May 1, 2003

The following table replaces the corresponding table on page 3 of the Prospectus in its entirety under the section entitled Fees and Expenses

  SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------
  Maximum Sales Charge (Load) Imposed on Purchases                        None
  Maximum Deferred Sales Charge (Load)                                    None
  Maximum Sales Charge (Load) Imposed on Reinvested Dividends             None
  Redemption Fee (as a percentage of amount redeemed)                     2.00%*
  Exchange Fee                                                            None

     * To discourage short-term trading, on shares purchased after February 29, 2004, you will be charged a 2.00% fee if you redeem shares from the Fund within 90 days of acquisition.

                                    * * * * *

The following text replaces the corresponding paragraph regarding investment minimums on page 5 of the Prospectus in its entirety under the section entitled "Shareholder Services - How To Buy Shares."

         The Harris Insight Funds' Institutional Shares requires a minimum investment of $250,000 to initiate an investment program. This minimum investment is waived for directors, trustees, officers and employees of the Funds, HIM, Harris Trust and its affiliated banks, the distributor and HIM's other investment advisory clients. This minimum investment is also waived for (a) rollover accounts from existing clients of HIM or Harris Trust for which retirement plan services are currently provided; and (b) certain mutual fund wrap programs that offer asset allocation services and whose clients will, in the aggregate, invest at least $250,000. At the discretion of Fund management, advisory clients accounts may be aggregated to meet the minimum requirement.

                                    * * * * *

The following section is added to p. 6 immediately following the section entitled "Shareholder Services - How to Sell Shares - Accessing Your Money."

         CONTINGENT REDEMPTION FEE

         The Fund is intended for long-term investors. In the Fund, short-term "market timers" who engage in frequent purchases and redemptions can disrupt the Fund's investment program and create additional transaction costs that are borne by all shareholders. For these reasons, the Fund assesses a redemption fee in the amount of 2.00% on redemptions of shares of the Fund that have been held for 90 days or less from the time of purchase.

         The redemption fee will be paid to the Fund to help offset brokerage and other Fund costs associated with redemptions. The Fund will use the "First-in, First-out" (FIFO) method to determine the holding period of an investor's shares. Under this method, the date of the redemption will be compared with the earliest purchase date of Fund shares held in the account. If this holding period is 90 days or less, the redemption fee will be assessed. Redemption fees are not sales loads or contingent deferred sales loads.

         The redemption fee does not apply to any shares purchased through the reinvestment of dividends or capital gains. Upon satisfactory documentation confirming eligibility for a waiver, the redemption fee will be waived for any redemption due to: (a) the death or disability of the accountholder after the date of purchase; (b) compliance with a court order; (c) termination or dissolution of a qualified retirement plan; or (d) hardship withdrawal under applicable laws and regulations.

         If you believe you qualify for a waiver from the redemption fee, you will need to provide documentation to the Funds. For more information, you should contact your financial institution or professional, or the Funds directly at 800.982.8782.

Please retain for future reference.